Notes to the Consolidated Statements of Financial Position - Schedule of Senior Management Oversees The Management of These Risks (Details)	12 Months Ended
Dec. 31, 2025
Market risk [Member]
Schedule of Senior Management Oversees the Management of Risks [Line Items]
Exposure	Future development costs; Recognized financial assets and liabilities not denominated in Euro
Measurement	Forecasted cash flows Sensitivity analysis
Risk Management	Achievement of a natural hedge in the future
Credit risk [Member]
Schedule of Senior Management Oversees the Management of Risks [Line Items]
Exposure	Cash and cash equivalents, current and non-current financial assets
Measurement	Credit rating
Risk Management	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity [Member]
Schedule of Senior Management Oversees the Management of Risks [Line Items]
Exposure	R&D and G&A cost, equity, trade and other payables
Measurement	Rolling cash flow forecast
Risk Management	Availability of funds through financing rounds or public offerings